(Letterhead of Cox, Castle & Nicholson LLP)







January 27, 2005


Securities and Exchange Commission
450 Fifth Street
Washington DC  20549

         Re:      Post Effective Amendment 3
                  SEC File No. 333-106900

Dear Sir or Madam:

     Enclosed for your review please find Post-Effective Amendment No. 3 to the S-11 Registration Statement (the "Amendment"). The Amendment containing Supplement No. 3 to the Prospectus (the "Supplement") was filed today in order to update the financial statement of and the General Partner, Redwood Mortgage Corp.

     Thank you for your continued assistance in this matter. If you have any questions, please do not hesitate to call.



                                             Very Truly Yours,




                                             /s/ Anne R. Knowles
                                             Anne R. Knowles


cc:  Michael Burwell
Encl.